Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

15.Borrowings

	2021		2020	2019
Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.	Ps.	1,482,261	—	—

Innova Catálogos has a loan for financial support or "Emerging Plan for the protection of employment and income of people"; The loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		15	—	—

Secured credit line with Banamex, for up to Ps.400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this secured credit line can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019, up to December 18, 2025. This secured credit line was prepaid on August 31, 2021, with the proceeds from the sustainability bond.		—	373,333	135,209

Secured credit line with Banamex for up to Ps.195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020, to December 30, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		—	188,500	—

Credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly from September 20, 2020, to August 31, 2023. This credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		—	64,721	—

Credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps.600,000, bearing interest at a fixed rate of 13.10%. This credit line is payable on a quarterly basis starting May 15, 2019, through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.		—	—	516,597

Unsecured credit line with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 285 basis points (renewable on a yearly basis).		—	—	15,000

Interest payable	Ps.	28,109	3,323	10,907

Total debt		1,510,385	629,877	677,713

Less: Current portion		28,124	105,910	148,070

Long-term debt	Ps.	1,482,261	523,967	529,643

Long term debt- Offering of bonds

On August 30, 2021, Betterware successfully concluded the offering of a two-tranche sustainability bond issuance for a total of Ps.1,500,000, with maturities across 4 and 7 years, offered in the Mexican Market and issued at favorable conditions for the Company. The first offer of sustainability bonds for Ps.500,000 started paying interest at 5.15% plus 0.40% and for subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40% and the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.

On August 31, 2021, Ps. 588,300 of proceeds received from the bond offering, were used for the prepayment of the following long-term debt: Ps.521,449 were paid to the secured credit line with Banamex, plus an additional Ps.18,172 to cancel the swap linked to that loan, and Ps.48,679 to the credit line with BBVA. The rest of the proceeds were used for general corporate purposes, including additional investments in Campus Betterware and other initiatives with positive environmental and social impacts.

Banamex- Secured credit line

●	On December 2018, the Group obtained a secured credit line with Banamex for an amount of Ps.400,000 to build the new Campus Betterware. On January 30, 2020, the Group renegotiated the interest rate of the secured credit line with Banamex, which changed from the TIIE rate plus 317 basis points to the TIIE rate plus 260 basis points. In addition, withdrawals from this credit line were extended to August 2020 and were payable on a quarterly basis from September 2020 up to December 18, 2025. This loan was liquidated on August 31, 2021.
●	On July 30, 2020, a total amount of Ps. 195,000 was withdrawn from a credit agreement signed on June 3, 2020, with Banamex. This loan beared interest at the TIIE rate plus 295 basis points maturing on December 30, 2025. This loan was liquidated on August 31, 2021.
●	During the first seven months of 2021, Betterware made payments to secured credit line with Banamex, for Ps.46,167, and as of August 31, 2021, this secured credit line was liquidated totality for Ps. 521,449, including interest.

Banamex- Unsecured credit line

●	Betterware has an unsecured credit line with Banamex up to Ps. 100,000 amounted to TIIE plus 285 basis points. As of December 31, 2019, the interest rate was TIIE plus 275 basis points. As of December 31, 2021, Betterware has not used this unsecured credit line.

BBVA-Credit line

●	On September 20, 2020, the Group entered into a credit line with BBVA for up to Ps. 75,000 bearing interest at 7.5%, payable monthly. The credit line had racks in the Group’s distribution center pledged as collateral for an amount of Ps. 80,901. This credit line was liquidated on August 31, 2021.
●	During the first seven months of 2021, Betterware made payments to credit line with BBVA, for Ps.16,325 and as of August 31, 2021, this credit line was liquidated totality for Ps.48,679, including interest.

HSBC-Credit line

●	On March 10, 2020, Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of Ps. 50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to Ps. 150,000. The maturity date of this credit line is March 10, 2022, and it bears interest at the TIIE rate plus 350 basis points. During 2021 and 2020, the Group utilized Ps. 20,000 and Ps. 115,000, respectively, of which as of December 31, 2021, and January 3, 2021, the entire amounts have been repaid.

CreditSuisse- Credit line

●	On March 27, 2020, the Group made a prepayment to the credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R of Ps. 258,750. In addition, on April 27, 2020, the Group paid the outstanding amount of the credit line.

As of December 31, 2021, Betterware does not have payable borrowings to banks. As of December 31, 2021, January 3, 2021, and December 31, 2019, the fair value of the debt in 2021, 2020 and 2019, amounted to Ps. 1,499,867, Ps. 634,992, and Ps.

679,188, respectively. The fair value of the long term bond in 2021, was calculated based on level 1 of the value hierarchy, since its price is quoted in an active market on that date, meanwhile the fair value of borrowings in 2020 and 2019 periods, was calculated using the discounted cash flow method and the Interbank Equilibrium Interest Rate (“TIIE”, for its acronym in Spanish), adjusted for credit risk, and used to discount future cash flows.

Interest expenses related to the borrowings presented above are included in the interest expense item in the consolidated and combined statement of earnings and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated and combined statement of cash flows as cash flows from financing activities.

				Derivative
	Long-term debt			financial
	and borrowings		Interest payable	instruments, net

Balance as of January 01, 2019	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	—	—
Restricted cash(1)		22,940	—	—
Payments		(82,996)	(95,033)	—

Changes that do not represent cash flows -
Interest expense		—	85,429	—
Borrowing costs capitalized in PP&E		—	9,284	—
Valuation effects of derivative financial instruments		—	—	15,680
Amortization of commissions and debt issuance costs		2,198	—	—

Balance as of December 31, 2019	Ps.	666,806	10,907	32,309
Changes that represent cash flows -
Loans obtained		1,712,207	—	—
Restricted cash(1)		(42,915)	—	—
Payments		(1,757,112)	(121,297)	—

Changes that do not represent cash flows -
Interest expense		—	80,253	—
Borrowing costs capitalized in PP&E		—	33,460	—
Valuation effects of derivative financial instruments		—	—	287,985
Amortization of commissions and debt issuance costs		4,653	—	—

Balances as of January 03, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	—	—
Restricted cash(1)		42,915	—	—
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)	—	—
Changes that do not represent cash flows -
Interest expense		—	73,909	—
Control obtained over subsidiaries		177
Amortization of commissions and debt issuance cost		1,192	—	—
Valuation effects of derivative financial instruments		—	—	(330,315)
Balance as of December 31, 2021	Ps.	1,482,276	28,109	(28,193)
(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances on 2020 period.

The Group’s long-term debt and interest maturities as of December 31, 2021, including non-accrued interest, are as follows:

Year	Amount

2022	Ps.	115,343
2023		115,343
2024		115,343
2025		605,829
2026-2028		1,253,283
	Ps.	2,205,141

The long-term debt has the following financial covenants:

a)	Pay interest: The first offer of sustainability bonds for Ps.500,000 started paying interest at 5.15% plus 0.40% and for subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40% and the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.
b)	Use the resources derived from the placement of the Stock Certificates for initiatives with positive environmental and social impacts.
c)	Compliance with the general provisions applicable to securities issuers and other participants; Among them, the delivery of quarterly financial information and an annual report to the Banking Commission (CNBV, for its acronym in Spanish) and Securities Commission and to the Mexican Stock Exchange (BMV, for its acronym in Spanish).
d)	Compliance with the general provisions applicable to entities and issuers supervised by the CNBV that hire external audit services.

The credit line agreements with Banamex contained the following financial covenants:

a)	To maintain a short-term debt coverage ratio not lower than 1.5.
b)	To maintain a total debt coverage ratio not greater than 3.0.
c)	To maintain a leverage ratio not greater than 7.0.
d)	To maintain a minimum cash and cash equivalents balance of Ps. 40,000

The Group was in compliance with all covenants as of December 31, 2021, January 3, 2021, and December 31, 2019. The Group obtained permission from Banamex prior to December 31, 2019. to consummate the merger disclosed in Note 1.d